Rentals under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2013
Rentals under Operating Leases
Schedule of future minimum rentals to be received under non-cancelable operating leases for each of the next five years and thereafter

2014	$354,328
2015	300,102
2016	243,741
2017	192,197
2018	146,006
Thereafter	393,532

$1,629,906